Fair value of assets and liabilities - Sensitivity of Level 3 valuations (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Y	Dec. 31, 2022 USD ($) Y
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Asset (liability) fair value	$ 4,714,293,000	$ 3,563,291,000
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Asset (liability) cost	2,497,151,000	2,124,106,000
Asset (Liability) unrealized	2,089,616,000	1,284,082,000
Asset (liability) fair value	4,586,767,000	3,408,188,000
Level 3 | Discount rate | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity Securities, Cost	123,069,000	123,069,000
Equity securities, Unrealized	44,285,000	(6,310,000)
Equity securities, Fair value	$ 167,354,000	$ 116,759,000
Level 3 | Discount rate | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.053	0.058
Equity securities, Measurement input	0.150	0.165
Level 3 | Discount rate | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.073	0.079
Equity securities, Measurement input	0.150	0.165
Level 3 | Discount rate | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.070	0.073
Equity securities, Measurement input	0.150	0.165
Level 3 | Duration (years) | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input | Y	0.5	0.2
Level 3 | Duration (years) | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input | Y	7.2	8.2
Level 3 | Duration (years) | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input | Y	3.4	3.4
Level 3 | Adjusted risk premium | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.000	0.000
Level 3 | Adjusted risk premium | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	1.000	94.2
Level 3 | Adjusted risk premium | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.302	0.381
Capital Provision Assets | Level 3 | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Cost	$ 1,944,283,000	$ 1,761,638,000
Capital provision assets, Unrealized	2,024,081,000	1,299,956,000
Capital provision assets, Fair value	3,968,364,000	3,061,594,000
Capital Provision Assets | Level 3 | No case milestone | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Cost	865,568,000	941,340,000
Capital provision assets, Unrealized	55,868,000	14,382,000
Capital provision assets, Fair value	921,436,000	955,722,000
Capital Provision Assets | Level 3 | YPF-related assets | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Cost	60,338,000	54,625,000
Capital provision assets, Unrealized	1,311,319,000	768,410,000
Capital provision assets, Fair value	1,371,657,000	823,035,000
Capital Provision Assets | Level 3 | Significant ruling or other objective event prior to trial court judgement | Positive fair value adjustments | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Cost	81,244,000	58,724,000
Capital provision assets, Unrealized	50,667,000	71,469,000
Capital provision assets, Fair value	$ 131,911,000	$ 130,193,000
Capital Provision Assets | Level 3 | Significant ruling or other objective event prior to trial court judgement | Positive fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.05	0.05
Capital Provision Assets | Level 3 | Significant ruling or other objective event prior to trial court judgement | Positive fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.40	0.40
Capital Provision Assets | Level 3 | Significant ruling or other objective event prior to trial court judgement | Positive fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.23	0.20
Capital Provision Assets | Level 3 | Significant ruling or other objective event prior to trial court judgement | Negative fair value adjustments | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Cost	$ 34,305,000	$ 20,259,000
Capital provision assets, Unrealized	(28,057,000)	(14,873,000)
Capital provision assets, Fair value	$ 6,248,000	$ 5,386,000
Capital Provision Assets | Level 3 | Significant ruling or other objective event prior to trial court judgement | Negative fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.10)	(0.10)
Capital Provision Assets | Level 3 | Significant ruling or other objective event prior to trial court judgement | Negative fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.60)	(0.60)
Capital Provision Assets | Level 3 | Significant ruling or other objective event prior to trial court judgement | Negative fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.43)	(0.13)
Capital Provision Assets | Level 3 | Trial court judgement or tribunal award | Positive fair value adjustments | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Cost	$ 130,529,000	$ 116,692,000
Capital provision assets, Unrealized	61,175,000	97,642,000
Capital provision assets, Fair value	$ 191,704,000	$ 214,334,000
Capital Provision Assets | Level 3 | Trial court judgement or tribunal award | Positive fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.25	0.04
Capital Provision Assets | Level 3 | Trial court judgement or tribunal award | Positive fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.60	0.60
Capital Provision Assets | Level 3 | Trial court judgement or tribunal award | Positive fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.54	0.53
Capital Provision Assets | Level 3 | Trial court judgement or tribunal award | Negative fair value adjustments | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Cost	$ 41,950,000	$ 13,201,000
Capital provision assets, Unrealized	(23,577,000)	(3,962,000)
Capital provision assets, Fair value	$ 18,373,000	$ 9,239,000
Capital Provision Assets | Level 3 | Trial court judgement or tribunal award | Negative fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.10)	(0.55)
Capital Provision Assets | Level 3 | Trial court judgement or tribunal award | Negative fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.60)	(0.60)
Capital Provision Assets | Level 3 | Trial court judgement or tribunal award | Negative fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.59)	(0.56)
Capital Provision Assets | Level 3 | Appeal judgement | Positive fair value adjustments | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Cost	$ 60,402,000	$ 90,045,000
Capital provision assets, Unrealized	57,472,000	88,018,000
Capital provision assets, Fair value	$ 117,874,000	$ 178,063,000
Capital Provision Assets | Level 3 | Appeal judgement | Positive fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.71	0.60
Capital Provision Assets | Level 3 | Appeal judgement | Positive fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.80	0.80
Capital Provision Assets | Level 3 | Appeal judgement | Positive fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.72	0.67
Capital Provision Assets | Level 3 | Appeal judgement | Negative fair value adjustments | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Cost	$ 7,989,000	$ 14,431,000
Capital provision assets, Unrealized	$ (7,989,000)	(13,860,000)
Capital provision assets, Fair value		$ 571,000
Capital Provision Assets | Level 3 | Appeal judgement | Negative fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(1)	(0.80)
Capital Provision Assets | Level 3 | Appeal judgement | Negative fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(1)	(0.80)
Capital Provision Assets | Level 3 | Appeal judgement | Negative fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(1)	(0.80)
Capital Provision Assets | Level 3 | Asset Freeze | Positive fair value adjustments | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Cost	$ 16,621,000	$ 16,621,000
Capital provision assets, Unrealized	10,528,000	8,598,000
Capital provision assets, Fair value	$ 27,149,000	$ 25,219,000
Capital Provision Assets | Level 3 | Asset Freeze | Positive fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.20	0.20
Capital Provision Assets | Level 3 | Asset Freeze | Positive fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.20	0.20
Capital Provision Assets | Level 3 | Asset Freeze | Positive fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.20	0.20
Capital Provision Assets | Level 3 | Exhaustion of as-of-right appeals | Positive fair value adjustments | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Cost	$ 34,318,000
Capital provision assets, Unrealized	61,828,000
Capital provision assets, Fair value	$ 96,146,000
Capital Provision Assets | Level 3 | Exhaustion of as-of-right appeals | Positive fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.80
Capital Provision Assets | Level 3 | Exhaustion of as-of-right appeals | Positive fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.80
Capital Provision Assets | Level 3 | Exhaustion of as-of-right appeals | Positive fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.80
Capital Provision Assets | Level 3 | Exhaustion of All Appeals | Positive fair value adjustments | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Cost	$ 76,872,000
Capital provision assets, Unrealized	66,039,000
Capital provision assets, Fair value	$ 142,911,000
Capital Provision Assets | Level 3 | Exhaustion of All Appeals | Positive fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	1
Capital Provision Assets | Level 3 | Exhaustion of All Appeals | Positive fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	1
Capital Provision Assets | Level 3 | Exhaustion of All Appeals | Positive fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	1
Capital Provision Assets | Level 3 | Settlement | Positive fair value adjustments | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Cost	$ 5,877,000	$ 52,812,000
Capital provision assets, Unrealized	17,380,000	44,384,000
Capital provision assets, Fair value	$ 23,257,000	$ 97,196,000
Capital Provision Assets | Level 3 | Settlement | Positive fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.40	0.40
Capital Provision Assets | Level 3 | Settlement | Positive fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.80	0.80
Capital Provision Assets | Level 3 | Settlement | Positive fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.49	0.76
Capital Provision Assets | Level 3 | Portfolios with multiple factors | Positive fair value adjustments | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Cost	$ 498,296,000	$ 380,101,000
Capital provision assets, Unrealized	405,078,000	240,929,000
Capital provision assets, Fair value	$ 903,374,000	$ 621,030,000
Capital Provision Assets | Level 3 | Portfolios with multiple factors | Positive fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.01	0.01
Capital Provision Assets | Level 3 | Portfolios with multiple factors | Positive fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	1	1
Capital Provision Assets | Level 3 | Portfolios with multiple factors | Positive fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	0.22	0.14
Capital Provision Assets | Level 3 | Portfolios with multiple factors | Negative fair value adjustments | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Cost	$ 29,636,000	$ 2,450,000
Capital provision assets, Unrealized	(13,479,000)	(999,000)
Capital provision assets, Fair value	$ 16,157,000	$ 1,451,000
Capital Provision Assets | Level 3 | Portfolios with multiple factors | Negative fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.13)	(0.50)
Capital Provision Assets | Level 3 | Portfolios with multiple factors | Negative fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.60)	(0.50)
Capital Provision Assets | Level 3 | Portfolios with multiple factors | Negative fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	(0.43)	(0.50)
Capital Provision Assets | Level 3 | Other | Positive fair value adjustments | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Cost	$ 338,000	$ 337,000
Capital provision assets, Unrealized	(171,000)	(182,000)
Capital provision assets, Fair value	$ 167,000	$ 155,000
Capital Provision Assets | Level 3 | Other | Positive fair value adjustments | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	1	1
Capital Provision Assets | Level 3 | Other | Positive fair value adjustments | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	1	1
Capital Provision Assets | Level 3 | Other | Positive fair value adjustments | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets, Measurement input	1	1
Portfolio with equity risk | Level 3 | Resolution timing | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input | Y	0.8	1.8
Portfolio with equity risk | Level 3 | Resolution timing | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input | Y	4.8	3.8
Portfolio with equity risk | Level 3 | Resolution timing | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input | Y	1.7	2.8
Portfolio with equity risk | Level 3 | Conversion ratio | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	0.026	2.6
Portfolio with equity risk | Level 3 | Conversion ratio | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	0.026	0.026
Portfolio with equity risk | Level 3 | Conversion ratio | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	0.026	0.026
Due from settlement of capital provision assets | Level 3 | Measurement Input, Collection Risk [Member] | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity Securities, Cost	$ 265,540,000	$ 127,912,000
Equity securities, Unrealized		(11,330,000)
Equity securities, Fair value	$ 265,540,000	$ 116,582,000
Due from settlement of capital provision assets | Level 3 | Measurement Input, Collection Risk [Member] | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	0	0
Due from settlement of capital provision assets | Level 3 | Measurement Input, Collection Risk [Member] | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	1	1
Due from settlement of capital provision assets | Level 3 | Measurement Input, Collection Risk [Member] | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	0	0
Complex strategies (Strategic Value Fund)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Fair value		$ 12,657,000
Complex strategies (Strategic Value Fund) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Fair value		12,657,000
Complex strategies (Strategic Value Fund) | Level 3 | Other | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity Securities, Cost		11,156,000
Equity securities, Unrealized		1,501,000
Equity securities, Fair value		12,657,000
Litigation finance (Advantage fund)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Fair value	$ 185,509,000	100,596,000
Litigation finance (Advantage fund) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Fair value	185,509,000	100,596,000
Litigation finance (Advantage fund) | Level 3 | Discount rate | Discounted cash flow
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity Securities, Cost	164,259,000	100,331,000
Equity securities, Unrealized	21,250,000	265,000
Equity securities, Fair value	$ 185,509,000	$ 100,596,000
Litigation finance (Advantage fund) | Level 3 | Discount rate | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	0.124	0.125
Litigation finance (Advantage fund) | Level 3 | Discount rate | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	0.214	0.215
Litigation finance (Advantage fund) | Level 3 | Discount rate | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input	0.175	0.167
Litigation finance (Advantage fund) | Level 3 | Duration (years) | Discounted cash flow | Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input | Y	1.0	0.7
Litigation finance (Advantage fund) | Level 3 | Duration (years) | Discounted cash flow | Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input | Y	2.7	0.037
Litigation finance (Advantage fund) | Level 3 | Duration (years) | Discounted cash flow | Weighted Average
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities, Measurement input | Y	1.9	2.5